Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (1,561,939)	$ (948,578)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expenses	1,114	3,152
Amortization of right of use assets	13,439	13,101
Share-based compensation	1,007,712	45
Share-based settlement expenses		461,566
Changes in operating assets and liabilities:
Other current assets	16,693
Amount due to related parties	9,029	111,466
Other payable and accrued expenses	(18,856)
Lease liabilities	(8,852)	675
Net cash used in operating activities	(541,660)	(358,573)
Cash flows from investing activities:
Cash acquired in reverse capitalization	929,302
Net cash provided by investing activities	929,302
Cash flows from financing activities:
Subscription fees advanced from shareholders		1,160,000
Subscription fees received from shareholders	356,800
Borrowings from a related party	360,000
Payment of extension loans	(380,000)
Net cash provided by financing activities	336,800	1,160,000
Net increase in cash	724,442	801,427
Cash at beginning of period	196,907	250,386
Cash at end of period	921,349	1,051,813
Supplemental cash flow information
Cash paid for interest expense
Cash paid for income tax
Non-cash investing and financing activities
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	25,824
Transfer of advance of subscription fees from shareholders to equity	590,000	300,000
Payable of expenses directly related to the business combination	1,000,000
Issuance of common stock to settle the liabilities due to related parties		$ 609,958